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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

03026410

FORM D

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

PROCESSED
JUL 08 2003
THOMSON FINANCIAL

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indiciate change.) 'ZA-BISTRO! RESTAURANT HOLDINGS, INC TIN 421563343

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code) 336 TWELVE OAKS DR, WINTER SPRINGS, FL 32708

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code) (if different from Executive Offices) 336 TWELVE OAKS DR., WINTER SPRINGS, FL 32708

Brief Description of Business

RESTAURANT COMPANY

Type of Business Organization

[✓] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

Month Year

Actual or Estimated Date of Incorporation or Organization: [1][1] [0][7] [✓] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [F][L]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

---

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [✓] Promoter [✓] Beneficial Owner [✓] Executive Officer [✓] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) MULLER, CHRISTOPHER C.

Business or Residence Address (Number and Street, City, State, Zip Code) 336 TWELVE OAKS DR. WINTER SPRINGS FL 32708

Check Box(es) that Apply: [ ] Promoter [✓] Beneficial Owner [✓] Executive Officer [✓] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) EAGEN, MICHAEL E.

Business or Residence Address (Number and Street, City, State, Zip Code) 2308 EKANA DR. OVIEDO, FL 32765

Check Box(es) that Apply: [ ] Promoter [✓] Beneficial Owner [✓] Executive Officer [✓] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) SIMON, LEE

Business or Residence Address (Number and Street, City, State, Zip Code) 29707 ALLEGRO DR. WESLEY CHAPEL FL 33543

Check Box(es) that Apply: [ ] Promoter [✓] Beneficial Owner [✓] Executive Officer [✓] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) FISHER, ANDREW M.

Business or Residence Address (Number and Street, City, State, Zip Code) 608 CONSERVATION DRIVE, WESTON, FL 33327

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [✓]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... $ 15,000

3. Does the offering permit joint ownership of a single unit?.. Yes [ ] No [✓]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual) —

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ NONE	$
Equity	$ 500000	$ 500,000
[✓] Common [ ] Preferred		
Convertible Securities (including warrants)	$ NONE	$
Partnership Interests	$ NONE	$
Other (Specify ____________________).	$ NONE	$
Total	$	$

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$ 500,000
Non-accredited Investors	NONE	$

Total (for filings under Rule 504 only) .... ______________ $ ______________

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ] $ NONE
Printing and Engraving Costs	[ ] $ NONE
Legal Fees	[✓] $ 3,000
Accounting Fees	[ ] $ NONE
Engineering Fees	[ ] $ NONE
Sales Commissions (specify finders' fees separately)	[ ] $ NONE
Other Expenses (identify) FILING FEE IN PA	[ ] $ 500
Total	[✓] $ 3,500

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 496,500

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ]	[ ]

	$ None	$
Purchase of real estate	[] $ NONE	[] $
Purchase, rental or leasing and installation of machinery and equipment	[] $ NONE	[] $
Construction or leasing of plant buildings and facilities	[] $ NONE	[✓] $ 250,000-
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[] $ NONE	[] $ NONE
Repayment of indebtedness	[] $ NONE	[] $ NONE
Working capital	[] $ NONE	[✓] $ 246,500
Other (specify):	[] $ NONE	[] $
	[] $ NONE	[] $
Column Totals	[] $ -0-	[] $
Total Payments Listed (column totals added)	[✓] $ 496,500	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
'ZA-BISTRO! RESTAURANT HOLDINGS, INC	[signature]	6/27/03
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
MICHAEL EAGEN	EXECUTIVE VICE PRESIDENT / CHIEF FINANCIAL OFFICER	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?

Yes No
[ ] [✓]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
'ZA-BISTRO! RESTAURANT HOLDINGS, INC.	[signature]	6/27/03
Name of Signer (Print or Type)	Title (Print or Type)	
MICHAEL EAGEN	EXECUTIVE VICE PRESIDENT / CHIEF FINANCIAL OFFICER	

ORIGINAL: [signature] 6/27/03

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL		✓							
AK		✓							
AZ		✓							
AR		✓							

CA		✓							
CO.		✓							
CT		✓							
DE		✓							
DC		✓							
FL		✓							
GA		✓							
HI		✓							
ID		✓							
IL		✓							
IN		✓							
IA		✓							
KS		✓							
KY		✓							
LA		✓							
ME		✓							
MD		✓							
MA		✓							
MI		✓							
MN		✓							
MS		✓							
MO		✓							
MT		✓							
NE		✓							
NV		✓							
NH		✓							
NJ		✓							

NM		✓							
NY.		✓							
NC		✓							
ND		✓							
OH		✓							
OK		✓							
OR		✓							
PA		✓		1	$500K	-0-	-0-		✓
RI		✓							
SC		✓							
SD		✓							
TN		✓							
TX		✓							
UT		✓							
VT		✓							
VA		✓							
WA		✓							
WV		✓							
WI		✓							
WY		✓							
PR		✓							

http://www.sec.gov/divisions/corpfin/forms/formd.htm
Last update: 06/06/2002

SUBSCRIPTION AGREEMENT
'ZA-BISTRO! RESTAURANT HOLDINGS, INC.

1. SUBSCRIPTION

The undersigned (the "Investor") is hereby subscribing for **Nineteen Thousand Nine Hundred and Ninety (19,990)** shares of common stock (the "Shares") in 'Za-Bistro! Restaurant Holdings, Inc., a Florida corporation (the "Company"), for a total subscription price of **Five Hundred Thousand and 00/100 Dollars ($500,000.00)** and otherwise pursuant to the terms of this Subscription Agreement (this "Agreement"). The Shares are sometimes referred to herein as the "Securities," and the Company's offering thereof to the Investor is sometimes referred to herein as the "Offering."

2. REPRESENTATIONS AND WARRANTIES

A. Investor Representations and Warranties. The undersigned Investor hereby represents and warrants to the Company that the following statements are true:

(1) The undersigned Investor is an accredited investor within the meaning of Regulation D promulgated under the Securities Act of 1933, as amended (the "Securities Act"), because the undersigned Investor is (check one):

☑ A natural person whose individual net worth, or joint net worth with spouse, exceeds $1 million at the time of purchase. (In this instance, the term "net worth" means the excess of assets at fair market value, including home and personal property, above total liabilities, including mortgages and income taxes on unrealized appreciation of assets.)

☐ A natural person who has individual income of more than $200,000 in each of the two most recent years (2001 and 2002), or joint income with that person's spouse of more than $300,000 in each of those years, and reasonably expects to reach the same income level in the current year (2003).

☐ A revocable trust and each granter is a natural person that is an accredited investor under one of the two definitions set forth above.

☐ A corporation, trust, partnership, limited liability company or other entity wherein each equity holder or beneficiary thereof and each person responsible for the decision of whether to invest in the Company is an accredited investor.

(2) The undersigned Investor has such knowledge and experience in financial and business matters that the undersigned Investor is capable of evaluating the merits and risks of an investment in the Company.

(3) The undersigned Investor hereby acknowledges that he has received a copy of the Company's Shareholders' Agreement dated as of June 21, 2003 (the "Shareholders' Agreement"), that he has read and reviewed the Shareholders' Agreement and agrees to execute the Additional Signature Page attached hereto and to be bound by all of the terms, provisions and conditions of the Shareholders' Agreement.

(4) The undersigned Investor has had an opportunity to ask questions of and receive satisfactory answers from management of the Company concerning the Company and all such questions have been answered to the full satisfaction of the undersigned Investor, and the undersigned Investor has otherwise been provided with, or has had reasonable access to, all information material to his investment in the Securities.

(5) The Securities will be acquired for the account of the undersigned Investor for investment and not with a view to, or for resale in connection with, any distribution of the Securities within the meaning of the Securities Act. The undersigned Investor has no contract, undertaking, arrangement, or agreement with any person to sell or transfer or to have any person sell for him all or any portion of the Securities. The undersigned Investor has no present obligation, indebtedness, or commitment, nor is any circumstance in existence which will compel him

to secure funds by the sale of all or any part of the Securities, nor is he a party to any plan or undertaking which would require or contemplate that proceeds from the sale of all or any part of the Securities be utilized in connection therewith, and he does not now have any reason to anticipate any change in circumstances or other particular occasion or event which would cause him to transfer all or any part of the Securities. The undersigned Investor does not intend or anticipate that he will rely on this investment as a principal source of income.

(6) The undersigned Investor represents that (i) it has been called to his attention that the Company has no history of operations and earnings, and that his investment in the Company involves a high degree of risk, and (ii) no assurances are or have been made to him regarding the likelihood of profitable operations by the Company.

(7) The undersigned Investor has received no representations and warranties from affiliates, agents, or representatives of the Company other than those contained in certain written materials provided to the undersigned Investor by the Company, and, in making his investment decision, he is relying solely on the information contained in such written materials and investigations made by him.

(8) If the undersigned Investor is a natural person, he represents and warrants that he is presently a *bona fide* resident of the state shown below his signature hereto and the address set forth is his true and correct residence. If the undersigned Investor is a corporation, company, trust, or other entity, it represents and warrants that its principal place of business is within such state. If the undersigned Investor is subject to United States federal income tax, the social security number or federal tax identification number set forth on the signature page hereof is the undersigned Investor's true and correct social security number or federal tax identification number.

(9) The undersigned Investor, in reaching the conclusion that he desires to purchase the Securities, has evaluated carefully his financial resources and investment position, and the risks associated with this investment, and acknowledges that he is familiar with and able to bear any economic risks of this investment.

(10) The undersigned Investor represents and warrants that he is not acquiring the Securities as nominee, trustee, agent, or representative for any other person, unless he has indicated the contrary to the Company and specified the number of beneficial owners thereof, and the Company has consented in writing thereto.

(11) The undersigned Investor acknowledges and agrees that the foregoing representations and warranties are being relied upon by the Company in accepting his subscription hereunder and shall survive the delivery of this Agreement by the Investor and the acceptance of his subscription hereunder by the Company.

B. Additional Disclosures.

(1) **FOR RESIDENTS OF ALL STATES.** The Securities have not been registered under the Securities Act or the securities laws of any state and are being offered and sold in reliance on exemptions from the registration requirements of said Act and such laws. The Securities are subject to restrictions on transferability and resale and may not be transferred or resold, wholly or in part, except as permitted under said Act and such laws pursuant to registration or exemption therefrom. The Securities have not been approved or disapproved by the Securities and Exchange Commission, any state securities commission, or other regulatory authority, nor have any of the foregoing authorities passed upon or endorsed the merits of the offering of the Securities. Any representation to the contrary is unlawful. Each Investor must bear the economic risk of an investment in the Securities for an indefinite period.

(2) **FOR FLORIDA RESIDENTS ONLY.** THE SALE OF SECURITIES TO A RESIDENT OF FLORIDA MAY BE VOIDABLE BY THE INVESTOR AND THE INVESTOR MAY HAVE THE RIGHT TO RECEIVE BACK ANY MONEY PAID OR OTHER CONSIDERATION GIVEN, WITHOUT PENALTY OR REDUCTION OF ANY KIND, WITHIN THREE DAYS AFTER THE FIRST TENDER OF CONSIDERATION IS MADE BY THE INVESTOR TO THE COMPANY (OR AN AGENT FOR THE COMPANY) OR WITHIN THREE DAYS AFTER THE AVAILABILITY OF THIS PRIVILEGE IS COMMUNICATED TO THE INVESTOR, WHICHEVER OCCURS LATER. THIS NOTICE CONSTITUTES

COMMUNICATION OF THE PRIVILEGE TO A FLORIDA INVESTOR. TO ACCOMPLISH THIS WITHDRAWAL, AN INVESTOR NEED ONLY SEND A LETTER TO **CHRISTOPHER C. MULLER, AT 336 Twelve Oaks Drive, Winter Springs, FLORIDA 32708,** INDICATING THE INVESTOR'S INTENTION TO WITHDRAW. SUCH LETTER SHOULD BE SENT AND POSTMARKED PRIOR TO THE END OF THE AFOREMENTIONED THIRD BUSINESS DAY. IT IS PRUDENT TO SEND SUCH LETTER BY CERTIFIED MAIL, RETURN RECEIPT REQUESTED, TO ENSURE THAT IT IS RECEIVED AND ALSO TO EVIDENCE THE TIME WHEN IT WAS MAILED. IF THE REQUEST IS MADE ORALLY (IN PERSON OR BY TELEPHONE, TO THE COMPANY, AT **(407) 474-9002,** A WRITTEN CONFIRMATION THAT THE REQUEST HAS BEEN RECEIVED SHOULD BE REQUESTED.

C. **Company Representations and Warranties.** The Company hereby represents and warrants to each Investor that the following statements are true:

(1) The Company is duly organized, validly existing and in good standing as a corporation under the laws of the State of Florida, with the full power to execute and deliver this Agreement and has all requisite corporate power and authority to own, lease and operate its properties and to carry on its business as now being conducted.

(2) The Shares, when issued to the undersigned Investor against payment therefor pursuant to the terms and conditions hereof, will be duly authorized, validly issued, fully paid and non assessable shares of the Company's common stock and will be free of any preemptive or similar rights and liens and encumbrances.

(3) The execution and delivery of this Agreement by the Company, and the consummation of the stock issuance transaction contemplated hereby (i) have been duly authorized by all necessary corporate action, and this Agreement, when executed by the parties hereto shall be valid and binding on the Company, and (ii) do not require the consent of any third party or conflict with or result in the default under any agreement to which the Company is a party.

(4) The business plan and other documents regarding the Company and its business that have been delivered by the Company to the undersigned Investor do not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements made, in the light of the circumstances under which they were made, not misleading.

3. INDEMNIFICATION

The undersigned Investor understands the meaning and legal consequences of the representations and warranties in Section 2.A. hereof, and acknowledges that the Company has relied upon such representations and warranties, and the undersigned Investor hereby agrees to indemnify, insure and hold harmless the Company and its officers, members, agents, representatives, counsel and accountants from and against, and reimburse each of them for, any and all claims, demands, losses, damages, expenses, or liabilities (including attorney fees and costs) due to or arising out of a breach of any such representations or warranties. Notwithstanding the foregoing, however, no representation, warranty, acknowledgment or agreement made herein by the undersigned Investor shall in any manner be deemed to constitute a waiver of any rights granted to the undersigned Investor under federal or state securities laws.

4. RESTRICTIONS ON TRANSFER

The undersigned Investor is aware that there are substantial restrictions on the transferability of the Securities, that no market exists for the resale of the Securities, and no such market is intended or expected to develop. Since the Securities will not be, and since the undersigned Investor has no right to require that they be, registered under the Securities Act or similar state securities laws, the Securities will not become so registered. The undersigned Investor agrees that the Securities may not be sold in the absence of registration unless such sale is exempt from registration under the Securities Act or similar state securities laws. The undersigned Investor also acknowledges that he shall be responsible for compliance with all conditions on transfer imposed by any

Commissioner of Securities of any state and for any expenses incurred by the Company for legal or accounting services in connection with reviewing such a proposed transfer or issuing opinions in connection therewith.

5. TAXPAYER IDENTIFICATION NUMBER

The undersigned Investor, under penalties of perjury, certifies that the social security number or taxpayer identification number shown below his signature is true and correct and that he is not subject to any withholding either because he has not been notified that he is subject to backup withholding as a result of a failure to report all interest or dividends or because the Internal Revenue Service has notified him that he is no longer subject to backup withholding.

6. SUBSCRIPTION AND NUMBER OF SHARES

The undersigned Investor hereby subscribes for **Nineteen Thousand Nine Hundred and Ninety (19,990)** shares of common stock of the Company and hereby agrees to pay to the Company the total subscription price of **Five Hundred Thousand and 00/100 Dollars ($500,000.00)** for such shares.

7. RETURN OF FUNDS UPON REJECTION

The Company shall have the right to accept or reject this subscription, in whole or in part, and this subscription shall be deemed to be accepted by the Company only when a copy of the signature page of this Agreement is executed by the Company. Subscriptions need not be accepted in the order received by the Company. Should this subscription be rejected, in whole or in part, the Company shall return promptly that portion of the amount enclosed herewith which is not accepted, without interest or deduction.

8. GOVERNING LAW

This Agreement shall be governed by the laws of the State of Florida without regard to its conflict of law principles.

9. PRONOUNS

All personal pronouns used in this Agreement, whether used in the masculine, feminine, or neuter gender, shall include all other genders, the singular shall include the plural, and vice versa, as appropriate in the context.

10. ACKNOWLEDGEMENT OF LIMITED ROLE OF COUNSEL

The undersigned Investor hereby acknowledges and agrees that he has relied upon his own legal counsel with respect to the transaction contemplated by this Agreement and has not relied in any way upon the Company's legal counsel. The undersigned further acknowledges that the Company's legal counsel has not reviewed or prepared any of the information regarding the Company that has been provided to the undersigned Investor by the Company, including, but not limited to, any historical or projected financial information or any information regarding the capitalization of the Company or the current ownership structure of the Company.

THE SECURITIES SUBSCRIBED FOR UNDER THIS AGREEMENT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR ANY STATE SECURITIES ACT AND MAY NOT BE SOLD, TRANSFERRED, OR OTHERWISE DISPOSED OF ABSENT SUCH REGISTRATION, UNLESS SUCH REGISTRATION IS NOT REQUIRED.

IN WITNESS WHEREOF, the undersigned Investor has executed this Agreement as of the 21 day of June, 2003 at Allison Park PA.

Howard F. McCullough Jr
Name of Subscriber (Print)

Howard F. McCullough Jr
Name of Signatory (if applicable)

Capacity of Signatory (if applicable)

X Howard F. McCullough
Signature

086 36 0633
Subscriber's Taxpayer Identification Number

8828 Maple St.
Subscriber's Principal Address

Allison Park PA 15101
City State Country Zip Code

412 364-0515
Phone Number Fax Number

The Company hereby accepts and acknowledges this subscription for the Shares as of the 21st day of ~~May~~ JUNE, 2003.

'ZA-BISTRO! RESTAURANT HOLDINGS, INC., a Florida corporation

By: [signature]
Christopher C. Muller, President